Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Korea Aerospace Industries Ltd.	686,077	$14,043,403

Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	166,798	15,219,164

Airlines — 0.2%
Korean Air Lines Co. Ltd.(a)	579,506	9,686,119

Auto Components — 2.6%
Hankook Tire & Technology Co. Ltd.	710,576	13,454,727
Hanon Systems	1,795,267	14,119,182
Hyundai Mobis Co. Ltd.	469,760	75,103,945

		102,677,854

Automobiles — 3.4%
Hyundai Motor Co.	1,050,510	83,128,088
Kia Motors Corp.	1,874,225	51,832,699

		134,960,787

Banks — 6.5%
BNK Financial Group Inc.	2,766,126	11,346,376
Hana Financial Group Inc.	2,094,861	50,322,673
Industrial Bank of Korea	2,369,379	15,841,139
KB Financial Group Inc.	2,705,794	74,283,981
Shinhan Financial Group Co. Ltd.	3,206,978	78,073,710
Woori Financial Group Inc.	4,089,542	30,148,588

		260,016,467

Biotechnology — 3.2%
Celltrion Inc.(a)(b)	639,853	110,306,121
Helixmith Co. Ltd.(a)(b)	280,862	14,196,747
Medy-Tox Inc.	16,179	2,207,801

		126,710,669

Capital Markets — 1.7%
Korea Investment Holdings Co. Ltd	361,934	15,401,447
Meritz Securities Co. Ltd.	3,857,842	10,232,962
Mirae Asset Daewoo Co. Ltd.	3,473,605	17,305,618
NH Investment & Securities Co. Ltd.	1,506,633	11,837,005
Samsung Securities Co. Ltd.	586,606	13,238,837

		68,015,869

Chemicals — 3.8%
Hanwha Solutions Corp.	1,028,426	13,411,183
KCC Corp.	37,786	4,378,288
Kumho Petrochemical Co. Ltd.	217,674	12,461,615
LG Chem Ltd.	315,563	99,501,273
Lotte Chemical Corp.	140,784	21,371,385
OCI Co. Ltd.(a)	80,357	2,556,475

		153,680,219

Commercial Services & Supplies — 0.3%
S-1 Corp.	186,010	13,998,249

Communications Equipment — 0.3%
KMW Co. Ltd.(a)(b)	284,966	13,414,767

Construction & Engineering — 1.9%
Daelim Industrial Co. Ltd.	260,621	19,423,730
Daewoo Engineering & Construction Co. Ltd.(a)	2,720,527	8,413,435
GS Engineering & Construction Corp.	615,105	14,180,022
HDC Hyundai Development Co-Engineering & Construction, Class E	50,327	810,710
Hyundai Engineering & Construction Co. Ltd.	667,881	18,443,643

Security	Shares	Value

Construction & Engineering (continued)
Samsung Engineering Co. Ltd.(a)	1,418,056	$13,854,800

		75,126,340

Construction Materials — 0.3%
POSCO Chemical Co. Ltd.(b)	281,000	12,592,757

Consumer Finance — 0.2%
Samsung Card Co. Ltd.	371,751	8,870,154

Diversified Telecommunication Services — 0.5%
LG Uplus Corp.	1,819,003	19,314,376

Electric Utilities — 0.8%
Korea Electric Power Corp.(a)	1,879,171	32,774,915

Electronic Equipment, Instruments & Components — 4.6%
LG Display Co. Ltd.(a)	1,902,771	15,671,415
LG Innotek Co. Ltd.	138,860	16,538,294
Samsung Electro-Mechanics Co. Ltd.	412,196	41,604,021
Samsung SDI Co. Ltd.	382,049	110,747,783

		184,561,513

Entertainment — 2.8%
NCSoft Corp.	125,147	79,830,538
Netmarble Corp.(a)(b)(c)	234,449	17,473,166
Pearl Abyss Corp.(a)(b)	79,252	13,086,547

		110,390,251

Food & Staples Retailing — 1.0%
BGF retail Co. Ltd.	89,606	12,083,009
E-MART Inc.	194,208	17,798,545
GS Retail Co. Ltd.	347,048	11,937,700

		41,819,254

Food Products — 1.3%
CJ CheilJedang Corp.	77,653	18,622,424
Orion Corp.	213,071	22,710,139
Ottogi Corp.	20,977	9,332,898

		50,665,461

Gas Utilities — 0.2%
Korea Gas Corp.	381,510	9,195,424

Health Care Providers & Services — 0.8%
Celltrion Healthcare Co. Ltd.(a)	454,472	33,320,730

Hotels, Restaurants & Leisure — 0.5%
Kangwon Land Inc.	1,002,084	19,581,277

Household Durables — 1.5%
Coway Co. Ltd.	416,169	22,380,278
LG Electronics Inc.	768,509	36,798,081

		59,178,359

Industrial Conglomerates — 4.1%
CJ Corp.	164,427	12,201,414
Hanwha Corp.	563,771	9,149,984
LG Corp.	689,541	35,132,656
Lotte Corp.	371,310	10,283,768
Samsung C&T Corp.	605,516	48,453,014
SK Holdings Co. Ltd.	251,915	48,615,354

		163,836,190

Insurance — 2.2%
DB Insurance Co. Ltd.	471,795	16,533,492
Hanwha Life Insurance Co. Ltd.	2,371,717	2,920,480
Hyundai Marine & Fire Insurance Co. Ltd.	703,755	13,780,176
Samsung Fire & Marine Insurance Co. Ltd.	226,953	33,444,162

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Samsung Life Insurance Co. Ltd.	542,194	$20,007,481

		86,685,791

Interactive Media & Services — 6.1%
Kakao Corp.	370,241	78,774,681
NAVER Corp.	902,171	164,633,732

		243,408,413

Internet & Direct Marketing Retail — 0.3%
CJ ENM Co. Ltd.	112,986	11,039,046

IT Services — 1.0%
Samsung SDS Co. Ltd.	253,454	38,986,626

Leisure Products — 0.9%
HLB Inc.(a)(b)	388,833	35,446,926

Life Sciences Tools & Services — 1.5%
Samsung Biologics Co. Ltd.(a)(c)	120,961	60,751,538

Machinery — 1.9%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	508,534	8,951,545
Doosan Bobcat Inc.	543,538	10,401,591
Hyundai Heavy Industries Holdings Co. Ltd.	84,773	18,515,965
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	304,218	22,304,489
Samsung Heavy Industries Co. Ltd.(a)	3,804,490	14,791,570

		74,965,160

Marine — 0.2%
Pan Ocean Co. Ltd.(a)	3,416,939	9,863,585

Media — 0.2%
Cheil Worldwide Inc.	748,600	10,034,123

Metals & Mining — 2.8%
Hyundai Steel Co.	742,029	13,091,634
Korea Zinc Co. Ltd.	69,112	21,094,381
POSCO	531,493	77,677,930

		111,863,945

Multiline Retail — 0.8%
Hyundai Department Store Co. Ltd.	175,900	9,090,072
Lotte Shopping Co. Ltd.(b)	131,774	9,469,810
Shinsegae Inc.	70,205	13,888,510

		32,448,392

Oil, Gas & Consumable Fuels — 1.9%
GS Holdings Corp.	471,187	14,343,534
SK Innovation Co. Ltd.	415,277	39,735,415
S-Oil Corp.	371,342	21,198,982

		75,277,931

Personal Products — 2.9%
Amorepacific Corp.	239,452	31,515,746
AMOREPACIFIC Group	277,191	12,936,849
LG Household & Health Care Ltd.	65,003	71,907,715

		116,360,310

Pharmaceuticals — 0.8%
Celltrion Pharm Inc.(a)	32,481	2,405,028
Hanmi Pharm Co. Ltd.	65,031	12,444,868
Yuhan Corp.	451,418	18,917,675

		33,767,571

Road & Rail — 0.3%
CJ Logistics Corp.(a)(b)	106,465	13,840,579

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 6.1%
SK Hynix Inc.	3,710,401	$244,174,316

Software — 0.1%
Douzone Bizon Co. Ltd.	53,378	5,172,078

Specialty Retail — 0.4%
Hotel Shilla Co. Ltd.(b)	272,064	17,398,739

Technology Hardware, Storage & Peripherals — 21.8%
Samsung Electronics Co. Ltd.	21,366,792	874,719,492

Textiles, Apparel & Luxury Goods — 0.4%
Fila Holdings Corp.	467,783	14,523,199

Tobacco — 1.4%
KT&G Corp.	811,580	54,981,277

Trading Companies & Distributors — 0.2%
Posco International Corp.	695,348	8,983,462

Wireless Telecommunication Services — 0.7%
SK Telecom Co. Ltd.	157,318	27,438,078

Total Common Stocks — 98.2% (Cost: $2,571,532,849)		3,935,781,145

Preferred Stocks

Automobiles — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	237,118	10,779,396
Series 2, Preference Shares, NVS	311,200	15,127,167

		25,906,563

Chemicals — 0.3%
LG Chem Ltd., Preference Shares, NVS	82,018	11,722,061

Personal Products — 0.5%
Amorepacific Corp., Preference Shares, NVS	133,342	6,212,470
LG Household & Health Care Ltd., Preference Shares, NVS	21,335	12,317,433

		18,529,903

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	80,736	2,793,441

Total Preferred Stocks — 1.5% (Cost: $59,040,491)		58,951,968

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	110,827,125	110,993,366

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	14,530,000	$14,530,000

		125,523,366

Total Short-Term Investments — 3.2% (Cost: $125,366,891)		125,523,366

Total Investments in Securities — 102.9% (Cost: $2,755,940,231)		4,120,256,479

Other Assets, Less Liabilities — (2.9)%		(114,232,310)

Net Assets — 100.0%		$4,006,024,169

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	202,603,206	(91,776,081)	110,827,125	$110,993,366	$7,902,613	(b)	$(26,043)	$104,628
BlackRock Cash Funds: Treasury, SL Agency Shares	6,894,000	7,636,000	14,530,000	14,530,000	78,058		—	—

				$125,523,366	$7,980,671		$(26,043)	$104,628

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	520	06/11/20	$28,027	$4,383,155

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI South Korea ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,935,781,145	$—	$—	$3,935,781,145
Preferred Stocks	58,951,968	—	—	58,951,968
Money Market Funds	125,523,366	—	—	125,523,366

	$4,120,256,479	$—	$—	$4,120,256,479

Derivative financial instruments(a)
Assets
Futures Contracts	$4,383,155	$—	$—	$4,383,155

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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